Subsequent Events (Details Narrative) - Limited Partner [Member] - Subsequent Event [Member]	7 Months Ended
Jul. 24, 2025 $ / shares
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jul. 24, 2025
Dividends Payable, Amount Per Share	$ 0.15
Dividends Payable, Date of Payment	Aug. 08, 2025
Dividends Payable, Date of Record	Aug. 04, 2025